Goodwill	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill

18.   GOODWILL

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2018 and 2017:

		Opening	Foreign	Closing			Argentine	Closing
		balance	Currency	balance	Business	Foreign Currency	hyperinflationary	balance
		1/1/2017	Translation	12/31/2017	combination	Translation	economy	12/31/2018
Company	Cash Generating Unit	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Río S.A. (formerly Ampla)	Enel Distribución Río S.A.	260,989	(4,331)	256,658	—	(37,278)	—	219,380
Compañía Distribuidora y Comercializadora de Energía S.A.	Compañía Distribuidora y Comercializadora de Energía S.A.	14,395	119	14,514	—	(1,171)	—	13,343
Enel Generación El Chocón S.A.	Enel Generación El Chocón S.A.	6,679	(1,123)	5,556	—	(17,227)	37,926	26,255
Enel Distribución Perú S.A.	Enel Distribución Perú	68,704	2,594	71,298	—	(2,951)	—	68,347
EGP Cachoeira Dourada S.A.	EGP Cachoeira Dourada S.A.	95,698	(1,584)	94,114	—	(13,673)	—	80,441
Enel Generación Perú S.A.	Enel Generación Perú	129,315	4,882	134,197	—	(5,554)	—	128,643
Emgesa S.A. E.S.P.	Emgesa S.A. E.S.P.	6,368	53	6,421	—	(519)	—	5,902
Generalima S.A.	Enel Distribución Perú	20	1	21	—	(1)	—	20
Enel Brasil S.A.	Enel Brasil S.A.	1,215	(20)	1,195	—	(174)	—	1,021
Enel Distribución Ceará S.A. (formerly Coelce)	Enel Distribución Ceará S.A.	131,375	(2,174)	129,201	—	(18,772)	—	110,429
Enel Distribucion Sao Paulo	Enel Distribucion Sao Paulo	—	—	—	563,858	(12,069)	—	551,789

Total		714,758	(1,583)	713,175	563,858	(109,389)	37,926	1,205,570

According to the Group management’s estimates and projections, the expected future cash flows projections attributable to the cash-generating units or groups of cash-generating units, to which the acquired goodwill has been allocated, allow the recovery of its carrying amount as of December 31, 2018 (see Note 4.e).

The origin of the goodwill is detailed below:

1. Enel Distribución Rio S.A. (formerly Ampla Energia e Serviços S.A.)

On November 20, 1996, the Company and Enel Distribución Chile S.A. (formerly named Chilectra S.A.), together with Endesa, S.A. and Electricidad de Portugal, acquired a controlling equity interest in Cerj S.A. (now Ampla Energía) of Rio de Janeiro in Brazil. The Company and Enel Distribución Chile S.A. together acquired 42% of the total shares in an international public bidding process held by the Brazilian government. The Company and Enel Distribución Chile S.A. also acquired an additional 18.5% on December 31, 2000, as such, holding, directly and indirectly, a total 60.5% ownership interest.

2. Enel Distribución Ceará S.A. (formerly Compañía Energética Do Ceará S.A.)

Between 1998 and 1999, the Company and our former subsidiary Enel Distribución Chile S.A., together with Endesa, S.A., acquired Compañía de Distribución Eléctrica del Estado de Ceará (now named Enel Distribución Ceará S.A.) in northeast Brazil in an international public bidding process held by the Brazilian government.

3. Compañía Distribuidora y Comercializadora de Energía S.A. (Codensa)

On October 23, 1997, Enel Américas S.A. and our former subsidiary Enel Distribución Chile S.A., together with Endesa, S.A., acquired a 48.5% equity interest in Codensa, a company that distributes electricity in Santa Fé de Bogotá in Colombia. The acquisition took place through an international public bidding process held by the Colombian government.

4. Enel Generación El Chocón S.A.

On August 31, 1993, Enel Generación Chile S.A. (formerly known as Endesa Chile) acquired  a 59% equity interest of Enel Generación El Chocón S.A. in an international public bidding process held by the Argentine government.

5. Enel Distribución Perú S.A.

On October 15, 2009, in a transaction on the Lima Stock Exchange, the Company acquired an additional 24% interest in Enel Distribución Perú S.A.

6. EGP Cachoeira Dourada S.A.

On September 5, 1997, our former subsidiary Enel Generación Chile S.A. acquired 79% of EGP Cachoeira Dourada S.A. in the state of Goias in a public bidding process held by the Brazilian government.

7. Enel Generación Perú S.A. (formerly Edegel S.A.A.)

On October 9, 2009, in a transaction on the Lima Stock Exchange in Peru, our former subsidiary Enel Generación Chile S.A. acquired an additional 29.3974% equity interest in Enel Generación Perú S.A.

8. Emgesa S.A. E.S.P.

On October 23, 1997, our former subsidiary Enel Generación Chile S.A., together with Endesa, S.A., acquired a 48.5% equity interest in Emgesa S.A. E.S.P. in Colombia. The acquisition was made in an international public bidding process held by the Colombian government.

9. Enel Distribución Sao Paulo S.A.

On June 7, 2018, our subsidiary Enel Brasil acquired majority stock ownership in Enel Distribución Sao Paulo S.A. (see Note 7.2).